Schedule of loss allowance for accounts receivable (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
At January 1		$ 97,332
Provision for impairment	(19,247,269)	(8,365)
Write-offs	18,915,508	88,967
At December 31	(331,761)
Financial assets at amortized cost	455,133	574,391
Other receivables	2,638	1,952,834
Other receivables from related parties		526,882
Guarantee deposits paid	142,364	133,390
Loans	10,332,185	1,734,866
Short-term bank loans	2,741,552	8,999,751
Short-term loans from a related party	8,249,052
Accounts payable	180,954	209,567
Other payables	941,159	802,840
Lease liabilities	82,078	163,775
Long-term loans (including current portion)	1,652,258	1,037,768
Short-term loans	10,990,604	8,999,751
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Loans	6,610,518	1,645,813
Short-term bank loans	2,741,552
Short-term loans from a related party	8,249,052
Accounts payable	180,954	209,567
Other payables	941,159	802,840
Lease liabilities	82,078	163,775
Long-term loans (including current portion)	624,620	42,478
Short-term loans		8,999,751
Later than one year [member]
IfrsStatementLineItems [Line Items]
Loans	3,721,667	89,053
Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Short-term bank loans
Short-term loans from a related party
Accounts payable
Other payables
Lease liabilities
Long-term loans (including current portion)	1,027,638	995,290
Short-term loans
Twelve Months [member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost	455,133	574,391
Other receivables	2,638	1,952,834
Other receivables from related parties		526,882
Guarantee deposits paid	142,364	133,390
Significant Increase In Credit Risk [member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost
Other receivables
Other receivables from related parties
Guarantee deposits paid
Impairment of Credit [member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost
Other receivables
Other receivables from related parties
Guarantee deposits paid